Related Party Transactions Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Due to related parties, current	$ 840,450	$ 921,034
Consulting revenue	264,352	212,095
Loans receivable, current	110,910	23,588
Consulting fees	100,999	29,541
Equity investment, net	0	27,034
Chief Executive Officer
Due to related parties, current	823,132	904,827
Consulting revenue	246,928	212,095
Loans receivable, current	79,863	8,912
Purchase of equity investments		6,608
Equity investment, net		27,034
President
Due to related parties, current	17,318	16,207
Loans receivable, current	85,202
Consulting fees	8,947	9,044
Former president
Loans receivable, current	$ 25,708	$ 23,588